Other assets-Other / Other liabilities (Tables)	6 Months Ended
Sep. 30, 2017
Other assets-Other / Other liabilities
Schedule of Other assets-Other and Other liabilities

	Millions of yen
	March 31, 2017	September 30, 2017
Other assets—Other:
Securities received as collateral	¥447,272	¥452,110
Goodwill and other intangible assets	104,821	108,222
Deferred tax assets	21,825	14,035
Investments in equity securities for other than operating purposes	245,600	267,287
Prepaid expenses	10,699	11,508
Other	338,589	373,180

Total	¥1,168,806	¥1,226,342

Other liabilities:
Obligation to return securities received as collateral	¥447,272	¥452,110
Accrued income taxes	24,213	30,355
Other accrued expenses and provisions	397,605	333,936
Other(1)	439,420	439,373

Total	¥1,308,510	¥1,255,774

(1)	Includes liabilities relating to investment contracts underwritten by Nomura’s insurance subsidiary. As of March 31, 2017 and as of September 30, 2017, carrying values were ¥224,418 million and ¥205,242 million, respectively, and estimated fair values were ¥225,563 million and ¥208,515 million, respectively. Fair value was estimated using DCF valuation techniques and using valuation inputs which would be generally classified in Level 3 of the fair value hierarchy.